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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2002.
                                               ------------------

Check here if Amendment: | |; Amendment Number:
                                               ----

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Raiff Partners, Inc.
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Address: 152 West 57th Street
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         New York, NY 10019
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Form 13F File Number: 28-5866
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The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Sheldon Brody
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Title:  Chief Financial Officer
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Phone:  212-247-6509
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Signature, Place, and Date of Signing:

 /s/ Sheldon Brody                 New York, NY               February 12, 2003
---------------------        --------------------           -----------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION  REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-5866                            Raiff Partners, Inc.
-------------------------------    ------------------------------------
[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:


Number of Other Included Managers:      3
                                        --------------

Form 13F Information Table Entry Total: 36
                                        --------------

Form 13F Information Table Value Total: $247,279
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                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number         Name

01         28-5534                      Centurion Advisors, L.P.
02         28-5414                      Centurion Investment Group, L.P.
03         28-7106                      Centurion Investors, LLC


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                           FORM 13F INFORMATION TABLE

 FORM 13F         NAME OF REPORTING MANAGER: RAIFF PARTNERS, INC.
 12/31/2002

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

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           Item 1           Item 2    Item 3       Item 4       Item 5              Item 6             Item 7       Item 8

        Name of Issuer      Title     Cusip      Fair Market  Shares or        Investment Discretion            Voting Authority
                           of Class   Number        Value     Principal
                                                               Amount                      Shared
                                                                             Sole  Shared  Other      Managers Sole  Shared  None
                                                                             (A)     (B)    (C)                 (A)   (B)     (C)
-----------------------------------------------------------------------------------------------------------------------------------

ALLIANT TECHSYSTEMS           CS       018804104  11,846,500    190,000               x                1,2,3   x
AMERADA HESS CORP             CS       023551104   8,263,005    150,100               x                1,2,3   x
ANNALY MORTGAGE               CS       035710409     564,000     30,000               x                1,2,3   x
BANK OF AMERICA CORP          CS       060505104  14,957,550    215,000               x                1,2,3   x
CABLEVISION SYS               CS       12686C109  16,991,100  1,015,000               x                1,2,3   x
CEDAR FAIR LP                 CS       150185106   2,470,920    104,700               x                1,2,3   x
CITIGROUP INC COM STK         CS       172967101   7,038,000    200,000               x                1,2,3   x
D R HORTON INC                CS      23331A1090   3,990,500    230,000               x                1,2,3   x
FEDERATED DEP COM             CS       31410H101   4,026,400    140,000               x                1,2,3   x
FIRST REP BK SAN              CS       336158100   4,997,500    250,000               x                1,2,3   x
HOME DEPOT                    CS       437076102   5,188,320    216,000               x                1,2,3   x
HOUSEHOLD INTERNATIONAL
  10% 6/30/03 PFD             PFD      44180s207     108,200      4,000               x                1,2,3   x
HOUSEHOLD INTERNATIONAL
  7.25% 12/31/37 PFD          PFD      44180R209      48,200      2,000               x                1,2,3   x
HOUSEHOLD INTL                CS       441815107   7,442,234    267,610               x                1,2,3   x
HUDSON UNITED BANCORP         CS       444165104   2,799,000     90,000               x                1,2,3   x
JEFFRIES GROUP INC            CS       472319102   6,505,350    155,000               x                1,2,3   x
JOHN HANCOCK FINL             CS       41014S106   3,766,500    135,000               x                1,2,3   x
KELLWOOD CO COM               CS       488044108   1,560,000     60,000               x                1,2,3   x
LIBERTY MEDIA CORP            CS       530718105   8,627,100    965,000               x                1,2,3   x
LOCKHEED MARTIN               CS       539830109  10,510,500    182,000               x                1,2,3   x
LOEWS CORP COM                CS       540424108   6,002,100    135,000               x                1,2,3   x
MAY DEPARTMENT STORES         CS       577778103   2,298,000    100,000               x                1,2,3   x
METLIFE                       CS       59156R108   4,056,000    150,000               x                1,2,3   x
MOOG INC CL A                 CS       615394202     453,184     14,600               x                1,2,3   x
NATIONAL CITY CORP            CS       635405103   6,802,680    249,000               x                1,2,3   x
NORTHROP GRUMMAN              CS       666807102  38,315,000    395,000               x                1,2,3   x
PFIZER                        CS       717081103   9,171,000    300,000               x                1,2,3   x
PHILIP MORRIS                 CS       718154107   2,026,500     50,000               x                1,2,3   x
PHILLIPS VAN HEUSEN           CS       718592108   1,156,000    100,000               x                1,2,3   x
RENAISSANCE RE LTD            CS       G7496G103   6,732,000    170,000               x                1,2,3   x
STURM RUGER & CO INC          CS       864159108     395,241     41,300               x                1,2,3   x
TRAVELERS CL A                CS       89420G109  19,096,275  1,303,500               x                1,2,3   x
UNIVERSAL HEALTH REALTY       CS       91359e105   7,885,500    300,400               x                1,2,3   x
VAIL RESORTS INC              CS       91879Q109     547,637     36,100               x                1,2,3   x
WELLS FARGO & CO              CS       949746101   5,624,400    120,000               x                1,2,3   x
YUM BRANDS INC                CS       988498101  15,016,400    620,000               x                1,2,3   x

TOTAL PORTFOLIO                                  247,278,796


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